BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-current borrowings	$ 791.9	$ 790.8
Revolving credit facility	93.9	0.0
Other borrowings	259.5	136.5
Total	$ 1,145.3	$ 927.3